CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 716,691	$ 537,152
Cost of revenues	488,281	458,006
Gross profit	228,410	79,146
Operating expenses:
Selling, general and administrative	4,687,011	3,107,596
Research and development	851,999	634,109
Total operating expenses	5,539,010	3,741,705
Operating loss	(5,310,600)	(3,662,559)
Other income (expense):
Interest expense	(4,189,707)	(2,078,704)
Gain on extinguishment of debt	0	115,000
Gain (loss) on valuation of warrant liability	(944,291)	242,052
Other income (expense)	27,955	(1,592)
Total other income (expense), net	(5,106,043)	(1,723,244)
Net loss before income taxes	(10,416,643)	(5,385,803)
Provision for income taxes	0	0
Net loss	(10,416,643)	(5,385,803)
Net loss attributable to non-controlling interest	(596,315)	(489,655)
Net loss attributable to controlling interest	$ (9,820,328)	$ (4,896,148)
Basic and diluted loss per common share	$ (0.19)	$ (0.11)
Basic and diluted weighted average number of shares outstanding	52,567,978	44,160,713